Intangible Assets, Net (Schedule Of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 12,192
Accumulated amortization	(9,601)
Unamortized balance	2,591	3,355
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	4,052
Accumulated amortization	(2,253)
Unamortized balance	1,799	2,148
Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,191
Accumulated amortization	(1,191)
Unamortized balance		180
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,230
Accumulated amortization	(460)
Unamortized balance	770	839
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,719
Accumulated amortization	(5,697)
Unamortized balance	$ 22	$ 188